DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	VIRYANET LTD
Entity Central Index Key	0001119744
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	vryaf
Entity Common Stock, Shares Outstanding	3,778,745
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 104	$ 97
Restricted cash	140	0
Trade receivables	511	592
Unbilled receivables	367	474
Other accounts receivable and prepaid expenses	271	200
Total current assets	1,393	1,363
NON - CURRENT ASSETS:
Severance pay fund	1,001	1,018
Long-term receivable	183	0
Other	25	20
Total non - current assets	1,209	1,038
PROPERTY AND EQUIPMENT, net	93	106
GOODWILL	6,516	7,253
Total assets	9,211	9,760
Liabilities and shareholders' equity
Short-term bank credit	115	288
Current maturities of long-term bank loans	498	500
Trade payables	717	386
Deferred revenues	2,587	3,356
Other accounts payable and accrued expenses	2,004	1,872
Convertible debt	0	517
Loan from related party	0	79
Total current liabilities	5,921	6,998
LONG-TERM LIABILITIES:
Long-term bank loan, net of current maturities	1,001	589
Long-term convertible debt	502	0
Long-term deferred revenues	0	317
Long-term deferred rent payable	82	0
Accrued severance pay	1,435	1,499
Total long-term liabilities	3,020	2,405
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS' EQUITY:
Ordinary Shares of NIS 5.0 par value - Authorized: 6,600,000 shares at December 31, 2010 and 2011; Issued and outstanding: 3,235,083 and 3,451,948 shares at December 31, 2010 and 2011, respectively	4,286	3,981
Preferred A Shares of NIS 5.0 par value - Authorized: 400,000 shares at December 31, 2010 and 2011; Issued and outstanding: 326,797 shares at December 31, 2010 and 2011. Aggregate liquidation preference of $ 2,500 at December 31, 2010 and 2011	369	369
Additional paid-in capital	116,338	116,456
Accumulated other comprehensive income	0	55
Accumulated deficit	(120,723)	(120,504)
Total shareholders' equity	270	357
Total liabilities and shareholders' equity	$ 9,211	$ 9,760

CONSOLIDATED BALANCE SHEETS [Parenthetical] In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Ordinary Shares, par value (in ILS per share)		5		5
Ordinary Shares, shares Authorized	6,600,000	6,600,000	6,600,000	6,600,000
Ordinary Shares, shares Issued	3,451,948	3,451,948	3,235,083	3,235,083
Ordinary Shares, shares outstanding	3,451,948	3,451,948	3,235,083	3,235,083
Preferred Stock, par value (in ILS per share)		5		5
Preferred Stock, shares Authorized	400,000	400,000	400,000	400,000
Preferred Stock, shares Issued	326,797	326,797	326,797	326,797
Preferred Stock, shares outstanding	326,797	326,797	326,797	326,797
Preferred Stock, Liquidation Preference Value (in dollars)	$ 2,500		$ 2,500

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Software licenses	$ 1,549	$ 1,574	$ 1,453
Maintenance and services	8,122	8,735	8,298
Total revenues	9,671	10,309	9,751
COST OF REVENUES:
Software licenses	56	68	62
Maintenance and services	3,513	3,873	3,591
Total cost of revenues	3,569	3,941	3,653
GROSS PROFIT	6,102	6,368	6,098
OPERATING EXPENSES:
Research and development	1,614	1,010	1,029
Selling and marketing	2,847	2,782	2,546
General and administrative	1,708	1,551	1,648
Total operating expenses	6,169	5,343	5,223
OPERATING INCOME (LOSS)	(67)	1,025	875
FINANCIAL EXPENSES, net	129	237	155
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(196)	788	720
TAXES ON INCOME	9	69	47
INCOME (LOSS) FROM CONTINUING OPERATIONS	(205)	719	673
DISCONTINUED OPERATIONS:
Loss from discontinued operation net of income tax of $0	(136)	(50)	(177)
Gain on disposal of discontinued operations net of income taxes of $0	122	0	0
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	(14)	(50)	(177)
NET INCOME (LOSS)	$ (219)	$ 669	$ 496
BASIC NET EARNINGS (LOSS) PER SHARE
Continuing operations (in dollars per share)	$ (0.06)	$ 0.2	$ 0.21
Discontinued operations (in dollars per share)	$ 0	$ (0.01)	$ (0.05)
Net income (loss) (in dollars per share)	$ (0.06)	$ 0.19	$ 0.16
DILUTED NET EARNINGS (LOSS) PER SHARE
Continuing operations (in dollars per share)	$ (0.06)	$ 0.18	$ 0.19
Discontinued operations (in dollars per share)	$ 0	$ (0.01)	$ (0.05)
Net income (loss) (in dollars per share)	$ (0.06)	$ 0.17	$ 0.14
Weighted average number of shares used in computing basic net earnings (loss) per share (in shares)	3,671,547	3,467,302	3,176,831
Weighted average number of shares used in computing diluted net earnings (loss) per share (in shares)	3,671,547	3,884,201	3,540,467

CONSOLIDATED STATEMENTS OF OPERATIONS [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss from discontinued operation, income tax	$ 0	$ 0	$ 0
Gain on disposal of discontinued operations, income taxes	$ 0	$ 0	$ 0

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]		Retained Earnings [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 3,379	$ 369	$ 116,660	$ (114)		$ (121,669)		$ (1,375)
Balance (in shares) at Dec. 31, 2008	2,780,453	326,797
Stock based compensation	0	0	130	0		0		130
Release of restricted shares to employees and directors, net	213	0	(187)	0		0		26
Release of restricted shares to employees and directors, net (in shares)	163,595	0
Comprehensive income:
Foreign currency translation adjustments	0	0	0	117		0	117	117
Net income	0	0	0	0		496	496	496
Total comprehensive income							613
Balance at Dec. 31, 2009	3,592	369	116,603	3	[1]	(121,173)		(606)
Balance (in shares) at Dec. 31, 2009	2,944,048	326,797
Stock based compensation	0	0	95	0		0		95
Release of restricted shares to employees and directors, net	229	0	(193)	0		0		36
Release of restricted shares to employees and directors, net (in shares)	172,666	0
Issuance of shares, in connection with interest expenses	98		(26)					72
Issuance of shares, in connection with interest expenses (in shares)	73,369
Issuance of shares in connection with compensation to consultants	62		(23)					39
Issuance of shares in connection with compensation to consultants (in shares)	45,000
Comprehensive income:
Foreign currency translation adjustments	0	0	0	52		0	52	52
Net income	0	0	0	0		669	669	669
Total comprehensive income							721
Balance at Dec. 31, 2010	3,981	369	116,456	55	[1]	(120,504)		357
Balance (in shares) at Dec. 31, 2010	3,235,083	326,797
Stock based compensation	0	0	102	0		0		102
Release of restricted shares to employees and directors, net	172	0	(172)	0		0		0
Release of restricted shares to employees and directors, net (in shares)	123,861	0
Issuance of shares, in connection with interest expenses	61		(25)					36
Issuance of shares, in connection with interest expenses (in shares)	43,005
Issuance of shares to an investor	72		(23)					49
Issuance of shares to an investor (in shares)	50,000
Comprehensive income:
Foreign currency translation adjustments	0	0	0	(55)		0	(55)	(55)
Net income	0	0	0	0		(219)	(219)	(219)
Total comprehensive income							(274)
Balance at Dec. 31, 2011	$ 4,286	$ 369	$ 116,338	$ 0	[1]	$ (120,723)		$ 270
Balance (in shares) at Dec. 31, 2011	3,451,949	326,797

[1]	All accumulated other comprehensive income (loss) derived from foreign currency translation adjustments.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (219)	$ 669	$ 496
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	91	313	512
Amortization of convertible notes premium, discounts and beneficial conversion feature	(15)	(13)	(13)
Accrued severance pay, net	(31)	17	(121)
Stock based compensation related to directors and employees	102	95	156
Stock based compensation related to shares to consultants	0	39	0
Interest expenses paid in shares	36	72	0
Increase in other assets	(5)	0	0
Decrease (increase) in trade receivables, net and unbilled receivables	84	(512)	248
Decrease (increase) in other accounts receivable and prepaid expenses	86	(63)	20
Increase (decrease) in trade payables	356	(145)	(200)
Increase (decrease) in long-term and short-term deferred revenues, net	(913)	39	(714)
Increase (decrease) in other accounts payable and accrued expenses	603	(186)	48
Increase in long-term deferred rent payables	82	0	0
Gain from disposal of subsidiaries	(122)	0	0
Net cash provided by operating activities	135	325	432
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(83)	(100)	(7)
Long-term receivable	(192)	0	0
Net cash used in investing activities	(275)	(100)	(7)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term bank credit	186	(92)	100
Restricted cash	(140)	0	0
Repayment of long-term loan	(500)	(450)	(450)
Proceeds from issuance of share capital	50	0	0
Proceeds from long-term loan	550	250	0
Net cash provided by (used in) financing activities	146	(292)	(350)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	1	8	(62)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	7	(59)	13
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF YEAR	97	156	143
CASH AND CASH EQUIVALENTS AT THE END OF YEAR	104	97	156
Supplemental disclosure of cash flow activities:
Interest	136	103	113
Income tax	28	79	27
Supplemental disclosure of non-cash investing and financing activities:
Refinancing of short-term bank debt on a long-term basis	360	0	0
Conversion to shares of accrued interest expenses, waivers and deferred charges related to the convertible debt and note	$ 36	$ 72	$ 0

GENERAL	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE 1:- GENERAL

a)	ViryaNet Ltd., an Israeli corporation (the “Company”), was established in 1988. The Company develops, markets and supports integrated mobile and Web-based software applications for workforce management and the automation of field service delivery. The Company also provides additional software applications.

b)	The Company has three wholly-owned subsidiaries in the United States (ViryaNet Inc. and its subsidiaries— iMedeon Inc., which is not active, and Utility Partners Inc. (collectively, “ViryaNet U.S.”)). During the year ended December 31, 2011, ViryaNet Inc sold ViryaNet PTY Ltd., its subsidiary in Australia (“ViryaNet Australia”), and the Company decided to strike off its wholly inactive subsidiary in the U.K., ViryaNet Europe Ltd, (“ViryaNet Europe”), by filing an application with the U.K. Companies House in December 2011, which became effective in April 2012 (see Note 3).

c)	The Company’s sales are generated in North America, Europe, and Asia-Pacific. As for major customers, see Note 14.

d)	The Company devotes substantial efforts towards activities such as research and development, and marketing and selling its products. In the course of such activities, the Company and its subsidiaries have generated variable levels of revenues and operating results over the past several years and have not achieved positive working capital. There is no assurance that profitable operations or positive cash flows from operations can be achieved on a continuing basis.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany balances and transactions have been eliminated. The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). In the opinion of management, these financial statements include all adjustments, consisting of normal recurring adjustments, necessary for a fair statement of the results for the periods presented.

Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, but not limited to, collectability of accounts receivable, stock-based compensation, income tax accruals and the value of deferred tax assets. Estimates are also used to determine the remaining economic lives and carrying value of fixed assets and goodwill. Actual results could differ from those estimates.

Functional currency:

Substantially all of the revenues of the Company and ViryaNet U.S. are generated in U.S. dollars (“dollar” or “dollars”). In addition, a substantial portion of the costs of the Company and certain costs of its subsidiaries are incurred in dollars. Financing and investment activities are effected in dollars. Management believes that the dollar is the primary currency in the economic environment in which the Company and certain of its subsidiaries operate; therefore, the dollar is the functional and reporting currency. Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items (stated below) reflected in the statements of income (loss), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) – historical exchange rates. Currency transaction gains or losses are recorded in financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders’ equity.

Cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible to cash, with original maturities of three months or less.

Restricted cash:

Restricted cash is a cash deposit the availability of which is contingent upon the Company’s securing an equity investment (see Note 9).

Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers, peripheral equipment and software	33
Office furniture and equipment	6 - 25
Leasehold improvements	Depreciated evenly over the shorter of the term of the lease or the life of the asset

Goodwill and acquisition-related intangible assets:

Goodwill represents the excess of the purchase price over the fair value of the net tangible and identifiable intangible assets acquired in each business combination.

Acquisition-related intangible assets result from the Company’s acquisitions of businesses. Intangible assets subject to amortization are initially recognized based on fair value allocated to them, and subsequently stated at amortized cost. Identifiable intangible assets other than goodwill were amortized using a method of amortization that reflected the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. All finite-lived intangible assets were fully amortized as of December 31, 2010.

The amortization periods for the Company’s finite-lived intangible assets were as follows:

Amortization period in years
Technology	3-5
Customer relationship	5-6

The Company tests its goodwill for impairment annually on the last day of its fourth fiscal quarter, or more frequently if certain events or certain changes in circumstances indicate that it may be impaired. In assessing the recoverability of goodwill, the Company must make a series of assumptions about the estimated future cash flows and other factors to determine the fair value of the related intangible assets. There are inherent uncertainties related to these factors and to management’s exercise of judgment in applying these factors.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance on testing goodwill for impairment. The new guidance provides an entity the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The Company did not elect to adopt early this accounting guidance for its goodwill impairment test for fiscal 2011.

Under the existing standard (prior to the new guidance), goodwill impairment testing is a two-step process. The first step is a comparison of the fair values of the Company’s reporting units to their respective carrying amounts. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. The Company has determined that the consolidated Company represents a single reporting unit. The Company’s management believes that a step-one test performed on an enterprise value basis (equity value plus debt, less cash and cash equivalents) provides a better indication as to whether a potential impairment of goodwill exists and whether a step-two test should be performed, than a step-one test performed on the Company’s equity carrying value basis.

Because the consolidated Company (including its subsidiaries) represents a single reporting unit, in performing step one of the impairment test, the consolidated Company’s estimated fair value is compared to the consolidated Company’s enterprise book value as a whole. If the reporting unit’s (i.e., the consolidated Company) estimated fair value is equal to or greater than its enterprise book value, no impairment of goodwill exists and the test is complete at the first step. However, if the consolidated Company’s enterprise book value is greater than its estimated fair value, the second step must be completed to measure the amount of impairment of goodwill, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill with its carrying amount to measure the amount of impairment loss, if any. If the implied fair value of goodwill is less than the carrying value of goodwill, then impairment exists and an impairment loss is recorded for the amount of the difference.

The estimated fair value of goodwill is determined by using an income approach. The income approach estimates fair value based on the reporting unit’s (i.e., the consolidated Company’s) estimated future cash flows, discounted by an estimated weighted-average cost of capital that reflects current market conditions, which reflect the overall level of inherent risk of that reporting unit. The income approach also requires the Company to make a series of assumptions concerning matters such as discount rates, revenue projections, profit margin projections and terminal value multiples.

The Company estimated its discount rates based on a blended rate of return, considering both debt and equity for comparable publicly-traded companies engaged in internet software services or application software. These comparable publicly traded companies are operating in the same or similar industry as the Company and have similar operating characteristics to the Company. The Company estimated its revenue projections and profit margin projections based on internal forecasts about future performance.

The estimated fair value obtained by using the income approach is compared to fair value obtained under a market approach for reasonableness. The market approach estimates fair value by applying sales, earnings and cash flow multiples to a reporting unit’s operating performance. The multiples are derived from comparable publicly-traded companies with similar operating and investment characteristics as the relevant reporting unit (in this case, the consolidated Company). The market approach requires the Company to make a series of assumptions relating to, among other things, the selection of comparable companies, comparable transactions and transaction premiums.

The estimated fair value of the consolidated Company as a reporting unit as of December 31, 2011 was substantially in excess of its enterprise book value. Therefore, no impairment of goodwill was recorded.

Long-Lived Assets:

The Company reviews long-lived assets, such as property and equipment, and intangible assets, for impairment whenever events indicate that the carrying amounts might not be recoverable. Recoverability of property and equipment and other intangible assets is measured by comparing the projected undiscounted net cash flows associated with those assets to the assets’ carrying values. If an asset is considered impaired, it is written down to fair value, which is determined based on the asset’s projected discounted cash flows or appraised value, depending on the nature of the asset. During 2009, 2010 and 2011, no impairment losses were recorded. All other intangible assets (excluding goodwill) were fully amortized as of December 31, 2010.

Income taxes:

The Company accounts for income taxes in accordance with the provisions of Accounting Standards Codification (“ASC”) 740 (“Income Taxes”) using the liability method of accounting, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and the tax basis for assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more-likely-than-not to be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), an interpretation of ASC 740, using a two-step approach. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and tax benefits, which may require periodic adjustments and which may not accurately forecast actual outcomes.

As of December 31, 2010 and December 31, 2011, the Company recognized approximately $59 and $40, respectively, for unrecognized tax benefits, interest and penalties, which are included in other accounts payable and accrued expenses in the accompanying balance sheets.

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

Revenue recognition:

The Company generates revenues from licensing the rights to use its software products directly to end-users. The Company also enters into license arrangements with indirect channels such as resellers and systems integrators whereby revenues are recognized upon sale to the end user by the reseller or the system integrator.

The Company also generates revenues from rendering professional services, including consulting, customization, implementation, training and post-contract maintenance and support.

Revenues from software license agreements are recognized in accordance with ASC 985-605-15 (“Software Revenue Recognition”).

ASC 985-605-15 generally requires revenue earned on software arrangements involving multiple elements to be allocated to each element based on the relative fair value of the respective elements. ASC 985-605-15 requires that revenue be recognized under the “residual method” when vendor specific objective evidence (“VSOE”) of fair value exists for all undelivered elements and VSOE does not exist for all of the delivered elements. Under the residual method, any discount in the arrangement is allocated to the delivered elements. The VSOE of fair value of an undelivered element is determined based on the price charged for the undelivered element when sold separately. For post-contract customer support, the Company determines the VSOE based on the renewal price charged. For other services, such as consulting and training, the Company determines the VSOE based on the fixed daily rate charged in stand-alone service transactions. If VSOE of fair value does not exist for all elements to support the allocation of the total fee among all delivered and undelivered elements of the arrangement, revenue is deferred until such evidence exists for the undelivered elements, or until all elements are delivered, whichever is earlier.

Revenue from license fees is recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the license fee is fixed or determinable, collectability is probable and VSOE of the fair value of undelivered elements exists.

Post-contract maintenance and support arrangements provide technical support and the right to unspecified updates on an if-and-when available basis. Maintenance and support revenue is deferred and recognized on a straight-line basis over the term of the agreement, which is, in most cases, one year. Revenue from rendering services such as consulting, implementation and training are recognized as work is performed.

Multiple element arrangements that include services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. Services that are considered essential consist primarily of significant production, customization or modification. When such services are provided, revenues under the arrangement are recognized using contract accounting based on a percentage of completion method, by comparing actual labor days incurred to total labor days estimated to be incurred over the duration of the contract, in accordance with ASC 605-35-05 (“Construction-Type and Production-Type Contracts”). Amounts of revenue recognized in advance of contractual billing are recorded as an unbilled receivable.

The Company classifies revenue as either software license revenue or services revenue. The Company allocates revenue based on the VSOE established for elements in each revenue arrangement and applies the residual method in arrangements in which VSOE was established for all undelivered elements. If the Company is unable to establish the VSOE for all undelivered elements, the Company first allocates revenue to any undelivered elements for which the VSOE has been established and then allocates revenue to the undelivered element for which the VSOE has not been established based on the residual method.

Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contract. As of December 31, 2009, 2010 and 2011, no such losses were identified.

Deferred revenues include unearned fees received under maintenance and support contracts, and other amounts received from customers but not recognized as revenues in the current period.

The Company does not grant a right-of-return to its customers. The Company generally provides a warranty period of three months. As of December 31, 2011 and 2010, the Company’s provision for warranty cost was immaterial.

Advertising Costs:

The Company records advertising expenses as incurred, which amounted to approximately $74, $33, and $14 in the years ended December 31, 2011, 2010, and 2009, respectively, and which have been included as part of selling and marketing expenses.

Research and development costs:

Research and development expenses include salaries, employee benefits and other costs associated with product development, and are charged to income as incurred. Participations and grants in respect of research and development expenses are recognized as a reduction of research and development expenses as the related costs are incurred, or as the related milestone is met. Upfront fees received in connection with cooperation agreements are deferred and recognized over the period of the applicable agreements as a reduction of research and development expenses.

Capitalization of internally developed computer software costs begins upon the establishment of technological feasibility based on a working model. Due to the relatively short time period between the date on which the products achieve technological feasibility and the date on which they generally become available to customers, costs subject to capitalization have been immaterial and have been expensed as incurred.

Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and long-term receivable.

The majority of the Company’s cash and cash equivalents are invested in dollar instruments with major banks in the United States and Israel. Such cash and cash equivalents may be in excess of insured limits or may not be insured at all in some jurisdictions. Management believes that the financial institutions that hold the Company’s and its subsidiaries’ cash and cash equivalents are financially sound, and, accordingly, minimal credit risk exists with respect to these assets.

The Company’s and its subsidiaries’ trade receivables are derived from sales to customers located primarily in North America, Europe, Australia and the Far East. The Company and its subsidiaries perform ongoing credit evaluations of their customers and insure certain trade receivables under foreign trade risks insurance.

The Company and its subsidiaries had no off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements, as of December 31, 2011.

Allowance for doubtful accounts:

The allowance for doubtful accounts is determined on the basis of analysis of specific debts which are doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers, the economic environment, the industry in which such customers operate and financial information available on such customers. In management’s opinion, the allowance for doubtful accounts adequately covers anticipated losses with respect to the Company’s accounts receivable. No allowance for doubtful accounts was required for the years ended December 31, 2010 and 2011.

Long term convertible debt:

The Company presents the outstanding principal amount of its long term convertible debt as a long-term liability, in accordance with ASC Topic 470-20 (“Debt with Conversion and Other Options”). The debt is classified as a long-term liability until the date of conversion, on which it would be reclassified to equity, or at the first contractual redemption date, on which it would be reclassified as a short-term liability (see also Note 10). Accrued interest on the convertible debt is included in other accounts payable and accrued expenses. Since the first contractual redemption date was July 15, 2011, which is less than twelve months from the prior balance sheet date, the convertible debt was reclassified as a short-term liability as of

December 31, 2010. The long-term convertible debt which is due on August 3, 2013, more than twelve months from the balance sheet date of December 31, 2011, was classified as a long-term liability as of December 31, 2011.

Convertible note:

The Company presents the outstanding principal amount of a convertible note that it issued (see Note 12b) as a separate component in shareholders’ equity in accordance with ASC Topic 815 (“Derivatives and Hedging”) and ASC Topic 480 (“Distinguishing Liabilities from Equity”). The convertible note is classified as an equity component since it has no repayment date, does not bear any interest, and may only be converted into the Company’s ordinary shares, par value NIS 5.0 per share (“Ordinary Shares”). The convertible note is classified as paid-in capital in shareholders’ equity until the date of actual conversion.

Earnings (loss) per share:

Basic net earnings or loss per share is computed by dividing income or loss from continuing operations and from discontinued operations by the weighted average number of Ordinary Shares outstanding during the applicable period. Diluted net earnings or loss per share is computed by dividing net income or loss by the weighted average number of Ordinary Shares and potentially dilutive securities, as calculated using the treasury stock method, outstanding during the period. Potentially dilutive securities include shares issuable upon conversion of the convertible debt represented by the convertible note.

Outstanding stock options and unvested restricted shares, warrants and shares issuable upon conversion of the long-term convertible debt have been excluded from the calculation of basic and diluted net earnings or loss per share to the extent that such securities are anti-dilutive. The total weighted-average number of shares excluded from the calculation of diluted net earnings or loss per share was 828,030 ,719,666 and 464,256 for the years ended December 31, 2009, 2010 and 2011, respectively.

The following table summarizes information related to the computation of basic and diluted net earnings (loss) per share for the years indicated (U.S. dollars in thousands, except share and per share data).

	Year ended December 31
	2009	2010	2011
Income (loss) from continuing operations attributable to ordinary shares	673	719	(205)
Loss from discontinued operations attributable to ordinary shares	(177)	(50)	(14)

Net income (loss) attributable to ordinary shares	496	669	(219)

Weighted average number of shares outstanding used in basic earnings (loss) per share calculation	3,176,831	3,467,302	3,671,547
Potential shares issuable upon conversion of convertible note	363,636	363,636	—
Additional shares underlying unvested stock	—	53,263	—

Weighted average number of ordinary shares outstanding used in diluted earnings (loss) per share calculation	3,540,467	3,884,201	3,671,547

BASIC NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.21	0.20	(0.06)
Discontinued operations	(0.05)	(0.01)	0.00
Net income (loss)	0.16	0. 19	(0.06)
DILUTED NET EARNINGS (LOSS) PER SHARE (US$)
Continuing operations	0.19	0.18	(0.06)
Discontinued operations	(0.05)	(0.01)	0.00
Net income (loss)	0.14	0.17	(0.06)

Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC Topic 718 (“Compensation – Stock Compensation”) (“ASC 718”), which establishes accounting for stock-based awards exchanged for employee services. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations.

The Company recognizes compensation expense for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company accounts for equity instruments issued to third party service providers (non-employees) in accordance with fair value based on an option-pricing model, pursuant to the guidance in ASC Topic 505-50 (“Equity-Based Payments to Non-Employees”).

The following table summarizes the various categories of expense recognized for share-based compensation as a result of the application of ASC 718:

	2009	2010	2011
Cost of revenues	$14	$4	$—
Research and development cost	5	2	—
Selling and marketing expenses	5	39	5
General and administrative expenses	132	50	97

Total stock-based compensation expense	$156	$95	$102

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock options awards and values restricted stock based on the market value of the underlying shares at the date of grant. No stock options were granted in 2009, 2010 or 2011.

All restricted shares granted to employees in 2009, 2010 and 2011 were granted for no consideration; therefore their fair value was equal to the share price at the date of grant. The weighted average grant date fair value of shares granted during the years 2009, 2010 and 2011 was $0.40, $0.72 and $1.10, respectively.

Severance pay:

The Company’s liability for severance pay to its Israeli employees is calculated pursuant to Israel’s Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability for all of its employees in Israel is fully provided for by monthly deposits with insurance policies and by the Company’s severance pay accrual. The value of these policies is recorded as an asset on the Company’s balance sheet.

The deposited funds for the Company’s Israeli employees include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel’s Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits.

Severance expenses for the years ended December 31, 2009, 2010 and 2011 amounted to approximately $83, $97 and $92 respectively.

Sale of receivables:

From time to time, the Company sells certain of its accounts receivable to financial institutions, within the normal course of business. Where such sales constitute a true sale, as determined in ASC Topic 860 (“Transfers and Servicing”), the relevant receivable is derecognized and cash recorded. Where receivables are sold and the transfer of the rights to future cash receipts are related to underlying sales transactions for which the revenue has not been recognized but is ultimately expected to be recognized, the receivable is not derecognized and a liability is recorded as deferred revenue until the liability is discharged through the recognition of the revenue.

The balance of sold receivables amounted to approximately $93 and $166 as of December 31, 2010 and 2011, respectively. Sales of accounts receivable, related to transactions for which revenue has been recognized, amounted to $45 and $45 as of December 31, 2010 and 2011, respectively, and sales of accounts receivable, related to an annual renewal of support and maintenance transactions for which the revenue has been recorded as deferred revenue and is ultimately expected to be recognized as revenue, amounted to $48 and $121 as of December 31, 2010 and 2011, respectively.

The Company pays factoring fees associated with the sale of receivables based on the dollar value of the receivables sold and the time of payment. Such fees, which are considered to be primarily related to the Company’s financing activities, are included in financial expenses, net in the statements of operations.

Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The carrying amount reported in the balance sheet for cash and cash equivalents, trade receivables, unbilled receivables, other accounts receivable, short-term bank credit, current portion of debt, trade payables and other accounts payable approximates their fair values due to the short-term maturity of such instruments. The carrying amount reported in the balance sheet for long-term receivable approximates its fair value, considering the interest rates charged and the security received in connection with the receivable.

The carrying amount of the Company’s borrowings under its long- term debt and convertible debt approximates fair value because the interest rates on the instruments fluctuate due to variable rates of interest or represent borrowing rates that are also available in the market on similar terms.

Reclassification:

Certain prior period amounts have been reclassified to conform to the current period presentation.

Impact of recently issued accounting standards:

In September 2011, FASB issued a revised accounting standard update intended to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This accounting standard update will be effective for the Company beginning January 1, 2012 and early adoption is permitted. The Company did not elect to adopt it early and does not expect that the adoption of this new guidance will have a material impact on its financial statements.

In June 2011, FASB issued guidance to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity. The guidance is effective for interim and annual periods beginning after December 15, 2011. In December 2011, FASB indefinitely deferred certain provisions of this guidance. The Company does not expect that the adoption of this new guidance will have a material impact on its financial statements.

In May 2011, FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements, and will become effective for the Company beginning January 1, 2012. The Company does not expect that the adoption of this new guidance will have a material impact on its financial statements.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

NOTE 3:- DISCONTINUED OPERATIONS

During fiscal year 2011, the Company decided to explore strategic alternatives to its direct sales activities in Australia, which culminated in the sale of ViryaNet Australia, in order to focus on indirect channels in the Asia-Pacific region. ViryaNet Australia’s revenues and assets accounted for, and constituted (respectively) less than 10% of the Company’s consolidated revenues and assets during each of the last three fiscal years. On December 31, 2011, the Company completed the sale of 100% of the common stock of ViryaNet Australia to the Hosking Family Trust, owned by the former general manager of ViryaNet Australia, Mark Hosking (the “Buyer”), for a consideration of $340. The consideration is to be paid as follows; $100 was due and paid on January 2, 2012 and the balance of $240 is to be paid over a period of four years in equal quarterly installment starting March 31, 2012, and bears interest at a fixed annual rate of 3.5%, paid quarterly. The balance of the Buyer’s payment obligation is secured through a personal guarantee provided by the Buyer. The Buyer’s payments during fiscal year 2012 in an aggregate amount of $157 are classified as current maturities within prepaid and other receivables in current assets, and the payments to be made beyond December 31, 2012, in an aggregate amount of $183, are classified as a long-term receivable on the Company’s consolidated balance sheets.

During fiscal year 2011, the Company decided to strike off its wholly owned subsidiary in the U.K., ViryaNet Europe, due to inactivity, by filing an application with the U.K. Companies House in December 2011, which became effective in April 2012.

Information related to ViryaNet Australia and ViryaNet Europe (the “Former Subsidiaries”) has been reflected in the accompanying consolidated financial statements as follows:

•

Balance sheets – As a result of the disposal of both Former Subsidiaries, there are no remaining assets and liabilities related to those Former Subsidiaries in the Company’s consolidated balance sheets as of December 31, 2011. The Former Subsidiaries’ assets and liabilities were included in the Company’s consolidated balance sheets as of December 31, 2010.

•

Statements of operations – The Former Subsidiaries’ loss from operations for the three year period ended December 31, 2011 has been classified as discontinued operations. Loss from discontinued operations for the year ended December 31, 2011 also includes additional gain and loss on disposal of the Former Subsidiaries, as further described below.

•

Statements of cash flows – The Former Subsidiaries’ cash flows prior to their disposal for the three year period ended December 31, 2011 have been included in, and not separately reported from, the Company’s cash flows. The consolidated statements of cash flows for the year ended December 31, 2011 also includes the effects of the disposal of the Former Subsidiaries.

Sale and disposal of consolidated subsidiaries in which the Company has no continuing involvement are classified as discontinued operations. The gains or losses on these transactions are classified within discontinued operations in the Company’s consolidated statements of operations. The Company has also reclassified its historical results of operations to remove the operations of these entities from its revenues and expenses, collapsing the net income or loss from these operations into a single line within discontinued operations.

Discontinued operations are as follows:

Subsidiary	Location	Proceeds	Gain (Loss)
ViryaNet Australia	Australia	$340	$250
ViryaNet Europe	United Kingdom	—	(128)

The table below summarizes certain financial information with respect to the Company’s discontinued operations for the periods presented:

	Year ended December 31
	2009	2010	2011
Revenues	$676	$811	$790

Loss from discontinued operations (No income tax expense or benefit)	(177)	(50)	(136)
Gain on disposal of discontinued operations (No income tax expense or benefit)	—	—	122

Total loss from disposal of discontinued operations	$(177)	$(50)	$(14)

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 4:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

Other accounts receivable and prepaid expenses consisted of the following:

	December 31,
	2010	2011
Prepaid expenses	$195	$61
Current maturities of long-term receivable (*)		157
Government authorities	5	53

	$200	$271

*	See Note 3

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 5:- PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	December 31,
	2010	2011
Cost:
Computers, peripheral equipment and software	$1,733	$1,379
Office furniture and equipment	338	196
Leasehold improvements	314	91

	2,385	1,666

Accumulated depreciation	2,279	1,573

Depreciated cost	$106	$93

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was approximately $89, $83 and $45, respectively.

GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]

NOTE 6:- GOODWILL

a.	Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 were as follows:

Balance as of January 1, 2010	$7,169
Foreign currency translation adjustments	84

Balance as of December 31, 2010	7,253
Decrease due to sale of ViryaNet Australia	(737)

Balance as of December 31, 2011	$6,516

SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2011
Short Term Bank Credit Disclosure [Abstract]
Short Term Bank Credit Disclosure [Text Block]

NOTE 7:- SHORT-TERM BANK CREDIT

	Weighted Average Interest Rate as of December 31, 2011	December 31,
Currency	%	2010	2011
U.S. $	11.50	$150	$—
NIS	7.82	$138	$115

		$288	$115

The Company has credit facilities with Bank Hapoalim (the “Bank”) that enable it to borrow funds under a revolving line of credit. The line of credit denominated in NIS currency accrues interest on the daily outstanding balance at the prime rate plus 3.3% per annum. During 2010 and 2011 the Company utilized a short-term credit denominated in US dollars, which accrued interest at a fixed rate of 11.5%.

On December 18, 2011 the Bank agreed to convert the short term credit in the amount of $360 and a long-term loan in the amount of $100 to a long-term loan in the amount of $460, payable in 11 monthly payments starting February 6, 2013 (see Note 9).

The Company’s bank covenants, as part of its overall bank financing arrangement, require that on a quarterly basis (i) the Company’s shareholders’ equity shall be at least the higher of (a) 13% of its total assets, or (b) $ 1,500, and (ii) its cash balance shall not be less than $500.

On July 15, 2010 the Company received from the Bank a waiver of the bank covenants for the remainder of 2010 and for the first quarter of 2011. In connection with the waiver the Company paid fees of $15 to the Bank.

On July 10, 2011 the Company received from the Bank a waiver of the bank covenants for the remaining quarters of 2011 and for the first quarter of 2012. In connection with the waiver the Company paid fees of $15 to the bank.

The Company’s debt to the Bank is secured in favor of the Bank by a floating charge on all of the Company’s assets and by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 8:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Other accounts payable and accrued expenses consisted of the following:

	December 31,
	2010	2011
Employees and payroll accruals	$1,216	$1,383
Accrued expenses	656	621

	$1,872	$2,004

LONG-TERM BANK LOAN	12 Months Ended
Dec. 31, 2011
Long Term Bank Loan Disclosure [Abstract]
Long Term Bank Loan Disclosure [Text Block]

NOTE 9:- LONG-TERM BANK LOAN

a.	Long-term loans classified by currency of repayment were as follows:

		Interest	December 31,
Bank	Currency	Rate	2010	2011
Bank Hapoalim (1)	U.S. $	LIBOR*+ 3.25%	$889	$489
Bank Hapoalim (2)	U.S. $	LIBOR*+ 4.30%	200	—
Bank Hapoalim (3)	U.S. $	LIBOR**+ 5.70%	—	460
Bank Otsar Hahayal (4a)	NIS	PRIME+3.50%	—	197
Bank Otsar Hahayal (4b)	NIS	PRIME+3.50%	—	353
Less - current maturities			(500)	(498)

			$589	$1,001

*	3 Months LIBOR
**	1 Month LIBOR
(1)	Payable monthly through January 1, 2013.
(2)	On May 20, 2010, the Bank agreed to convert an outstanding short term credit in the amount of $250 to a long-term loan payable in 10 quarterly installments commencing on September 2, 2010. The balance of the loan in the amount of $100 was converted on December 18, 2011 to a long-term loan (see (3) below).
(3)	On December 18, 2011, the Bank agreed to convert an outstanding short term credit in the amount of $360 and a long-term loan balance in the amount of $100 to a long-term loan in the total amount of $460, payable in 11 monthly payments starting February 6, 2013. The interest is payable monthly starting January 6, 2012. There was no gain or loss from the conversion. The conversion was accounted for as a modification of debt under ASC 470-50-40-14.
(4)	a. On June 28, 2011 the Company received an approval from the State Guaranteed Medium Business Assistance Fund (the “Fund”) for a loan in an amount of NIS 2,100,000, guaranteed by the Israeli government. The disbursement of the loan to the Company was contingent upon its securing an equity investment of at least NIS 500,000. The required equity investment may be effected in one of two manners: (i) a restricted shareholders’ loan payable after five years, or (ii) an equity investment in which the investors receive Company shares. The Company elected the equity investment route.

On July 7, 2011, following the receipt by the Company of NIS 170,000, or $50, via an equity investment by Jerusalem Technology Investments pursuant to the share purchase agreement dated June 30, 2011 (see Note 12(c)), thereby meeting, in part, the condition for disbursement of the loan, the Company received part of the total amount approved to it under the loan— NIS 750,000— from the Fund’s participating bank, Bank Otsar Hahayal. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 18,080 each (which includes the interest as well), beginning on August 6, 2012. Interest is payable on a monthly basis beginning on August 6, 2011.

b. The balance of the loan, or NIS 1,350,000, was disbursed to the Company on September 6, 2011. The loan bears annual interest at the Israeli prime rate, plus 3.5% (equal to 8.57% as of the time of the initial loan disbursement), and the principal and interest are payable in 49 equal monthly payments of NIS 32,545 each (which includes the interest as well), beginning on September 8, 2012. Interest is payable on a monthly basis beginning on October 7, 2011.

c. Repayment of the loan is guaranteed by the Israeli government and by a personal guarantee of Samuel HaCohen, the Company’s Chairman of the Board of Directors.

Since the Company did not yet receive the balance of NIS 330,000 in equity investments as of the date of the disbursement of the loan balance (September 6, 2011), as required under the loan terms set by the Fund, Bank Otsar Hahayal restricted the Company’s access to an amount of $140 in cash from the loan proceeds until such time as the Company receives the remaining required NIS 330,000 of equity investments. This $140 amount is classified as restricted cash in the Company’s current assets.

b.	The Company’s loans (net of current maturities) mature in the following years after the balance sheet date:

	December 31,
	2010	2011
2011	$500	$—
2012	500	498
2013	89	619
2014	—	132
2015	—	144
2016	—	106

Total	$1,089	$1,499

c.	For details concerning charges, bank covenants and security interests, see Notes 7 and 11(c).

LONG TERM CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2011
Long Term Convertible Debt Disclosure [Abstract]
Long Term Convertible Debt Disclosure [Text Block]

NOTE 10:- LONG TERM CONVERTIBLE DEBT

Long – term convertible debt was as follows:

	Interest	December 31,
	rate	2010	2011
Convertible debt:
Par	7.5%	$480	$480
Deemed premium, net *		37	22

Reclassification to current liabilities		517	—

		$—	$502

*	Amortization of the deemed premium added to income was $13 and $15 annually for 2010 and 2011, respectively.

The convertible debt owed to LibertyView Special Opportunities Fund, L.P. (“LibertyView”) bears interest at a rate of 7.5%, payable quarterly, is due on August 3, 2013 and may be converted to the Company’s Ordinary Shares at the discretion of LibertyView at any time during the term of the loan at a price of $11.025 per Ordinary Share. LibertyView had the option to request early repayment on July 15, 2011, which it did not.

As of December 31, 2011, the balance of the convertible debt in the amount of $ 502 was classified as a long-term convertible debt in accordance with ASC Topic 470-10 (originally issued as SFAS 78, “Classification of Obligations That Are Callable by the Creditor— an Amendment of ARB No. 43) since the convertible debt holder did not exercise its right to call for repayment of the debt on July 15, 2011, and, as such, the debt can be called for repayment only on the next exit date, which is the due date, August 3, 2013.

Since the potential redemption date of July 15, 2011 was less than twelve months from the December 31, 2010 balance sheet date, the convertible debt of $517 was classified as a short-term liability as of December 31, 2010.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalty commitments:

The Company participated in programs sponsored by the Israeli Government for the support of research and development activities, through the Office of the Chief Scientist of Israel’s Ministry of Industry, Trade and Labor (the “OCS”). The Company had obtained aggregate grants from the OCS of $ 372, which were received during fiscal years 2002 and 2003.

Under the Company’s research and development agreement with the OCS, and pursuant to applicable laws, the Company is required to pay royalties at the rate of between 3% to 5% on revenues derived from products developed with royalty-bearing grants provided by the OCS, in an amount of up to 100% of the grants received from the OCS. The obligation to pay these royalties is contingent on actual sales of the products. In the absence of such sales, no payment is required.

Royalties payable with respect to grants received under programs approved by the OCS after January 1, 1999, are subject to interest on the U.S. dollar-linked value of the total grants received at the annual rate of LIBOR applicable to U.S. dollar deposits.

Through December 31, 2011, the Company had paid or accrued royalties to the OCS in an amount of $31. As of December 31, 2011, the total contingent liability to the OCS amounted to $400.

b.	Lease commitments:

The Company’s facilities, its subsidiaries’ facilities and its motor vehicles are leased under various operating lease agreements, which expire on various dates, the latest of which is in 2016.

Future minimum rental payments under non-cancelable operating leases are as follows:

Year ended December 31,	Facilities
2012	300
2013	326
2014	314
2015	189
2016	197

Total	$1,326

ViryaNet, Inc., the Company’s US subsidiary located in Massachusetts, signed a new office lease agreement in February 2011 and relocated its facilities in June 2011 to a new location in Westborough, Massachusetts. ViryaNet Inc. leases 10,372 square feet of office space, which is utilized primarily for administrative, marketing, sales, service and technical support purposes, with an average annual rent of approximately $165, payable starting in January 2012. The non-cancellable lease agreement for these premises expires on December 31, 2016 and contains a rent escalation clause. The long-term deferred rent payable in the balance sheet as of December 31, 2011 includes accrued fees for these facilities that are paid over the lease period.

Lease expenses in respect of facilities were approximately $349, $349 and $343 for the years ended December 31, 2009, 2010 and 2011, respectively.

Lease expenses in respect of motor vehicles for the years ended December 31, 2009, 2010 and 2011 were approximately $163, $165 and $150, respectively. In addition, as of December 31, 2011, future minimum rental payments for motor vehicles leased for the years 2012, 2013 and 2014 were $62, $29 and $3, respectively.

c.	Charges and guarantees:

1.	The Company has a floating charge on all of its assets in favor of the Bank.

2.	The Company obtained a bank guarantee in an amount of $69, in order to secure an office lease agreement.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 12:- SHAREHOLDERS’ EQUITY

The Ordinary Shares of the Company ceased to be eligible for quotation and trading on the OTC Bulletin Board (“OTCBB”) on September 3, 2008 and became eligible for quotation and trading on the Pink Sheets. On March 4, 2010, the Company’s Ordinary Shares became eligible once again for quotation and trading on the OTCBB and, in April 2010, with the launch by OTC Markets Group of its new OTCQB marketplace for reporting issuers who are current in their reports under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s Ordinary Shares began to be quoted in that marketplace as well. In October 2010, the Company’s Ordinary Shares ceased to be quoted on the OTCBB and are currently quoted only on the OTCQB

The Company’s Preferred A Shares are not publicly traded.

General:

a.	The Ordinary Shares and the Preferred A Shares confer upon holders thereof the right to receive notice of, participate in and vote at general shareholder meetings of the Company, the right to receive dividends, if declared, and the right to receive any remaining assets of the Company upon liquidation, if any, after full payment is made to any creditors.

The Preferred A Shares have all rights and privileges that are possessed by the Company’s Ordinary Shares, including, without limitation, voting rights on an as-converted basis, and have preference over the Ordinary Shares in any distribution to the Company’s shareholders. The Preferred A Shares may be converted into Ordinary Shares at any time on a one-to-one basis.

b.	On December 19, 2007, the Company issued to a group of new financial investors 363,636 Ordinary Shares at a price of $1.65 per share for a total consideration of $600. The transaction included also the issuance by the Company of a non interest bearing convertible note of $600 at a conversion price of $1.65 per Ordinary Share and warrants to purchase an aggregate of up to 600,000 Ordinary Shares at an exercise price of $2.00 per Ordinary Share, which expired on December 19, 2010. The convertible note does not have any maturity, does not bear any interest, is not subject to repayment in any event, including liquidation, and can only be converted into Ordinary Shares at any time at the holder’s discretion.

As of December 31, 2010 and 2011, the total amount of the convertible note of $ 600 was classified as equity in accordance with ASC 815, “Accounting for Derivative Instruments and Hedging Activities” and ASC 480, “Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity”.

c.	On June 30, 2011, the Company entered into a share purchase agreement with Jerusalem Technology Investments Ltd, (the “Investor”), a company with which two of the Company’s directors—Samuel HaCohen and Vladimir Morgenstern— and one of the Company’s major shareholders (Jerusalem High-tech Founders, Ltd.) are affiliated. Pursuant to the agreement, the Investor committed to invest in the Company an amount of $250 at a price of $1.00 per Ordinary Share, within 31 days from the date of the agreement, in return for 250,000 of our Ordinary Shares. 50,000 of those Ordinary Shares were issued on June 30, 2011, upon a payment of $50 by the Investor. In February 2012, the Investor invested an additional $75, a portion of its total commitment. This equity financing constituted an extraordinary transaction with an entity in which two of the Company’s directors possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

d.	During 2010 the Company issued 45,000 Ordinary Shares to service providers as consideration for consulting services.

e.	During 2010 the Company issued 73,369 Ordinary Shares to investors in payment of interest expenses.

f.	During 2011 the Company issued 43,005 Ordinary Shares to investors in payment of interest expenses.

Stock – based compensation:

a.	The Company’s previous stock options plans, the 1996, 1997, 1998 and 1999 Stock Option Plans (the “Prior Plans”), expired prior to December 31, 2009.

In November 2005, the Company adopted a new Israeli share option and restricted share plan and a new international share option and restricted share plan (the “2005 Share Option Plans”), which superseded and replaced the Prior Plans and provide the Company with the ability to grant restricted shares in addition to options under various tax regimes.

Under the 2005 Share Option Plans, options, restricted shares and other share-based awards may be granted to employees, directors, office holders, service providers, consultants and any other person or entity whose services shall be determined by the Company’s Board of Directors to be valuable to the Company and/or its affiliated companies. The exercise price of the options granted under the 2005 Share Option Plans is to be determined by the directors at the time of grant. The options granted expire no later than ten years from the date of grant. The 2005 Share Option Plans expire in 2015. Any options which are canceled or forfeited before expiration become available for future grants. The options vest ratably over a period of two to four years, with the first portion vesting not earlier than one year after the grant of the options.

Any options that remain available for grants under any of the Company’s Prior Plans shall be available for subsequent grants of awards under the 2005 Share Option Plans. In addition, if any outstanding award under the Company’s Prior Plans should for any reason expire, be canceled or be forfeited without having been exercised in full, the shares subject to the unexercised, canceled or terminated portion of such award shall become available for subsequent grants of awards under the 2005 Share Option Plans.

As of December 31, 2011, an aggregate of 163,251 Ordinary Shares of the Company were available for future grant.

b.	During the year ended December 31, 2009, the Company granted to the Company’s employees 66,000 restricted shares, which were released from restriction in 2009. The Company has accounted for this award in accordance with ASC 718-10. The total grant date fair value was $26, reflecting the quoted market price of the Company’s Ordinary Shares as of the date of grant over the purchase price of $0. Compensation expenses of approximately $26 were recognized during the year ended December 31, 2009.

c.	During the year ended December 31, 2010, the Company granted to the Company’s employees and directors 229,582 restricted shares. Of the restricted shares that were granted, 83,000 shares were released in 2010 and 146,582 shares will be released ratably on an annual basis over a three-year release period, starting from the date of grant. Release of the restrictions from some of the restricted Shares is subject to acceleration upon certain events such as a merger or acquisition. The Company has accounted for this award in accordance with ASC 718-10. The total grant date fair value of $165, reflecting the quoted market price of the Company’s Ordinary Shares as of the date of grant over the purchase price of $0, is recorded as compensation expense ratably over the release period of the restricted shares. Compensation expense of approximately $51 and $20 was recognized during the years ended December 31, 2010 and 2011, respectively.

d.	During the year ended December 31, 2011, the Company granted to the Company’s directors 75,000 restricted shares, which were released from restriction during 2011. The Company has accounted for this award in accordance with ASC 718-10. The total grant date fair value of $83, reflecting the quoted market price of the Company’s Ordinary Shares as of the date of grant over the purchase price of $0, was recorded as compensation expense ratably over the release period of the restricted shares. Compensation expense of approximately $83 was recognized during the year ended December 31, 2011.

e.	The following is a summary of the Company’s stock option activity under the 2005 Plans, as well as related information:

	Year ended December 31, 2011
	Number of options	Weighted average remaining contractual term (years)	Aggregate intrinsic value	Weighted average exercise price
Outstanding - beginning of the year	2,600			$10.02
Expired	(2,400)			$10.00
Outstanding - end of the year	200	0.20	—	$10.30

Vested and exercisable	200	0.20	—	$10.30

No options were exercised in 2009, 2010 and 2011. No compensation expense related to options was recognized during the years ended December 31, 2009, 2010 and 2011.

f.	A summary of the status of the Company’s restricted shares as of December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

Restricted shares	Shares	Weighted average grant- date fair value
Restricted at January 1, 2011	146,580	$0.72
Granted	75,000	$1.10
Vested	(123,861)	$0.95
Forfeited	(48,414)	$0.72

Restricted at December 31, 2011	49,305	$0.72

As of December 31, 2011, there was $14 of total unrecognized compensation cost related to restricted shares compensation arrangements granted under the 2005 Plans. That cost is expected to be recognized over a period of 14 months. The total fair value of restricted shares released during the year ended December 31, 2011 was $118.

The weighted average grant date fair value of shares granted during 2009, 2010 and 2011 was $0.40, $0.72 and $1.10, respectively.

g.	Options and shares issued to consultants:

The Company’s outstanding options that have been issued to consultants were as follows as of December 31, 2011:

Issuance date	Options for Ordinary Shares	Exercise price per share	Options exercisable	Exercisable through
March 2005	7,000	$10.30	7,000	March 2012

No compensation expense in respect of these options was recognized during the years ended December 31, 2009, 2010 and 2011.

Warrants:

The Company’s outstanding warrants that had been issued to investors and consultants were as follows as of December 31, 2011:

Issuance date	Warrants for Ordinary Shares	Exercise price per share	Warrants exercisable	Exercisable through
April 1998	578	$1.25	578	No expiration date

Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency, subject to any statutory limitations. Dividends paid to shareholders in non-Israeli currency may be converted into dollars on the basis of the exchange rate prevailing at the time of payment. The Company does not intend to pay cash dividends in the foreseeable future. The Company has decided not to declare dividends out of tax-exempt earnings.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 13:- TAXES ON INCOME

The Company and its subsidiaries file federal and state income tax returns in the U.S., Israel, Australia and the U.K. ViryaNet Ltd. may be subject to examination by the Israel tax authorities for fiscal years 2007 through 2011. ViryaNet Inc.’s (the U.S. subsidiary) tax returns through 2009 were audited by the U.S. Internal Revenue Service (“IRS”) which resulted in no incremental tax liability. ViryaNet Inc. may be subject to examination by the IRS for fiscal years 2010 through 2011. ViryaNet Australia and ViryaNet Europe were disposed during 2011 (see Note 3).

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of the Company’s tax audits could be different from what is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the periods in which such determination is made.

Changes in Israeli tax rates:

For tax years 2010 and 2011, Israeli companies were subject to corporate tax on their taxable income at the rate of 25% and 24%, respectively. On December 5, 2011, the Knesset (Israel’s Parliament) passed a law that altered the tax burden (the “Tax Burden Law”), canceled the further planned gradual reduction in the corporate tax rates in Israel and increased the corporate tax rate to 25% starting in 2012. The capital gains tax rate was increased under the Tax Burden Law to 25% as well. The changes in tax rates did not have an effect on the Company’s tax position due to significant accumulated losses for income tax purposes, for which a full valuation has been provided.

Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

The Company’s production facilities were granted “Approved Enterprise” status under the Law for Encouragement of Capital Investments, 1959 (the “Investment Law”), for three separate investment programs, which were approved in February 1989, March 1995 and April 1998.

Generally, “Approved Enterprise” tax benefits are limited to 12 years from commencement of production or 14 years from the date of approval, whichever is earlier.

Pursuant to the Investment Law, the Company elected for its investment program the “alternative benefits” track and waived government grants in return for a tax exemption. The Company’s offices and its research and development center are located in Jerusalem, in a region defined as a “Priority A Development Region.” Therefore, income derived from this program was to be tax-exempt for a period of ten years commencing with the year in which the program first earns taxable income, subject to certain conditions.

As the Company currently has no taxable income, the benefits from this program have not yet been utilized.

The entitlement to the above benefits is conditioned upon the Company’s fulfilling the conditions stipulated by the Investment Law, regulations published thereunder and the letters of approval for the Company’s specific investments in “Approved Enterprises.” In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and adjustments in accordance with changes to the Israeli Consumer Price Index (the “CPI”).

If the retained tax-exempt income were distributed, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not chosen the alternative tax benefits (rate of 10% - 25% based on the percentage of foreign ownership in the Company’s shares) on the gross amount distributed. In addition, these dividends would be subject to a 15% withholding tax. The Company’s Board of Directors has determined that such tax-exempt income will not be distributed as dividends.

The Investment Law also grants entitlement to accelerated depreciation claim on buildings and equipment used by an “Approved Enterprise” during the first five tax years in which it uses the assets.

Income from sources other than the “Approved Enterprise” during the benefit period is subject to tax at the regular Israeli corporate tax rate, as described above.

On April 1, 2005, an amendment to the Investment Law came into effect (the “2005 Amendment”), which significantly changed the provisions of the Investment Law. The 2005 Amendment limits the scope of enterprises which may be approved by the Israeli Investment Center of the Ministry of Industry and Commerce (the “Investment Center”) by setting criteria for the approval of a facility as a Privileged Enterprise, such as provisions generally requiring that at least 25% of the Privileged Enterprise’s income will be derived from export. Additionally, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies that choose the “alternative benefits” track no longer require Investment Center approval in order to qualify for tax benefits. However, the 2005 Amendment provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Investment Law as they were on the date of such approval. Therefore the Company’s sole remaining, existing “Approved Enterprise” will generally not be subject to the provisions of the 2005 Amendment. As a result of the 2005 Amendment, tax-exempt income generated under the provisions of the amended Investment Law will subject the Company to taxes upon distribution or liquidation and the Company may be required to record deferred tax liability with respect to such tax-exempt income. As of December 31, 2011, the Company had not generated income under the provisions of the amended Investment Law.

The “Approved Enterprise” status granted to two of the Company’s investment programs— in February 1989 and March 1995, respectively— has expired.

The tax benefits period for the April 1998 program has not begun. However, the Approved Enterprise status of this program has expired in April 2012. Income derived from this program for which the Company has elected the alternative benefits track was to be exempted from tax for a period of ten years, starting in the first year in which the Company generates taxable income from the Approved Enterprise, subject to a condition that the Company will have a certain minimum number of professional employees. The Company has not met this condition and since the status of Approved Enterprise has expired for this investment program in April 2012, the Company is not entitled to any future benefits under this investment program or any other investment program.

Tax benefits under Israel’s Law for the Encouragement of Industry (Taxation), 1969:

The Company currently qualifies as an “industrial company” under the above law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, and the right to claim public issuance expenses and amortization of patents and other intangible property rights over eight years as a deduction for tax purposes.

Taxable income under the Inflationary Income Tax (Inflationary Adjustments) Law, 1985:

Results of the Company for tax purposes are measured and reflected in real terms in accordance with the changes in the Israeli Consumer Price Index (the “CPI”). As explained in Note 2 above, the Company’s financial statements are presented in U.S. dollars. The difference between the rate of change in the CPI and the rate of change in the NIS/U.S. dollar exchange rate causes a difference between taxable income or loss and the income or loss before taxes reflected in the financial statements. In accordance with ASC 740-10, the Company has not provided deferred income taxes on this difference between the reporting currency and the tax bases of assets and liabilities.

On February 26, 2008, the Israeli Parliament (the Knesset) enacted the Income Tax Law (Inflationary Adjustments) (Amendment No. 20) (Restriction of Effective Period), 2008 (the “Inflationary Adjustments Amendment”). In accordance with the Inflationary Adjustments Amendment, the effective period of the Inflationary Adjustments Law ceased at the end of the 2007 tax year, and as of the 2008 tax year, the provisions of the law no longer apply, other than the transitional provisions intended to prevent distortions in tax calculations. In accordance with the Inflationary Adjustments Amendment, commencing with the 2008 tax year, income for tax purposes is no longer adjusted to a real (net of inflation) measurement basis. Furthermore, the depreciation of inflation immune assets and carried forward tax losses are no longer linked to the CPI.

Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed in Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. The Company’s management has determined that it will not distribute any amounts of its undistributed tax income as a dividend. The Company intends to reinvest the amount of such tax income. Accordingly, no deferred income taxes have been provided.

Net operating losses carryforward:

ViryaNet Ltd. has accumulated losses for income tax purposes as of December 31, 2011 in an amount of approximately $33,177, which may be carried forward and offset against taxable income and capital gain in the future for an indefinite period.

ViryaNet Europe and ViryaNet Australia were disposed in 2011 and therefore, there are no accumulated losses carried forward related to these subsidiaries (see Note 3).

As of December 31, 2011, the Company’s U.S. subsidiary had a U.S. federal net operating loss carryforward for income tax purposes in an amount of approximately $62,614. Net operating loss carryforward arising in taxable years beginning before August 6, 1997 can be carried forward and offset against taxable income for 15 years and expire between 2011 and 2012. Net operating loss carryforward arising in taxable years beginning after August 6, 1997 can be carried forward and offset against taxable income for 20 years, expiring between 2017 and 2031.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2010	2011
Deferred tax assets:
U.S. net operating loss carryforward	$4,869	$23,355
Israeli net operating loss carryforward	6,490	8,294
U.K. net operating loss carryforward	2,864	—
Australia net operating loss carryforward	275	—
Other reserve and allowances	723	814

Total deferred tax assets	15,221	32,463
Valuation allowance	(15,221)	(32,463)

Net deferred tax assets	$—	$—

As of December 31, 2011, the Company and its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences, due to the history of the Company’s operating losses, which raises uncertainty concerning the Company’s ability to realize these deferred tax assets in the future. Management currently believes that it is more likely than not that the deferred tax assets relating to the loss carryforward and other temporary differences will not be realized in the foreseeable future.

Deferred tax asset and valuation allowance in the U.S. increased in 2011 by $17,242, principally due to adjustments of accumulated net operating losses available under the Internal Revenue Code’s Section 382 limitation. In addition, tax rate changes enacted in Israel were principally responsible for the increase in the deferred tax assets and corresponding valuation allowance by $1,804 for the year.

The reduction in U.K. and Australia net operating loss carryforward resulted from the disposal of the subsidiaries in those jurisdictions during 2011 (see Note 3).

Net income (loss) consists of the following:

	Year ended December 31,
	2009	2010	2011
Income (loss) from continuing operations before taxes
Domestic	$(613)	$82	$(424)
Foreign	1,333	706	228

Total	$720	$788	$(196)

Taxes on income
Domestic	$—	$—	$—
Foreign	47	69	9

Total	$47	$69	$9

Income (loss) from continuing operations after taxes
Domestic	$(613)	$82	$(424)
Foreign	1,286	637	219

Total	$673	$719	$205

Income (loss) from discontinued operations
Domestic	$—	$—	$—
Foreign	(177)	(50)	(14)

Total	$(177)	$(50)	$(14)

Net income (loss)
Domestic	$(613)	$82	$(424)
Foreign	1,109	587	205
Total	$496	$669	$(219)

Reconciliation of theoretical tax expense (benefit) attributable to continuing operations to actual tax expense (benefit):

In 2009, 2010 and 2011, the main reconciling item of the statutory tax rate of the Company (26% in 2009, and 25% in 2010 and 24% in 2011) to the effective tax rate (6.53% in 2009, 8.76% in 2010 and (4.59%) in 2011) is tax loss carryforwards and other deferred tax assets, for which a full valuation allowance was provided.

SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 14:- SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographical areas:

The Company adopted ASC 280 (originally issued as Statement of Financial Accounting Standard No. 131, “Disclosures About Segments of an Enterprise and Related Information”). The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has only one operating segment. The Company’s total revenues are attributable to geographic areas based on the location of the end customer.

The following table presents total revenues for the years ended December 31, 2009, 2010 and 2011 and long-lived assets as of December 31, 2009, 2010 and 2011:

	2009		2010		2011
	Total revenues	Long-lived assets	Total revenues	Long-lived assets	Total revenues	Long-lived assets
North America	$9,062	$156	$8,742	$13	$8,694	$34
Europe and the Middle East	424	17	802	87	714	58
Asia Pacific	265	127	765	6	263	—

	$9,751	$300	$10,309	$106	$9,671	$92

b.	Major customers data as a percentage of total revenues:

There were no customers representing 10% or more of revenues in 2011. One customer represented approximately 11% of the Company’s total revenues in each of 2010 and 2009.

FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2011
Financial Expenses Disclosure [Abstract]
Financial Expenses Disclosure [Text Block]

NOTE 15:- FINANCIAL EXPENSES, NET

	Year ended December 31,
	2009	2010	2011
Income:
Foreign currency translation adjustments	5	—	109
Other income	20	12	15

Total income	25	12	124

Expenses:
Interest and bank charges	185	174	253
Foreign currency translation adjustments	—	80	—

Total expenses	185	254	253

Financial expenses, net	$160	$242	$129

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 16:- RELATED PARTY TRANSACTIONS

a)	In June 1999, the Company’s Board of Directors approved the issuance of 3,478 Series C-2 Preferred shares to the Company’s Chairman for a purchase price of $100, which the Chairman paid based on a loan provided to him by the Company. The loan was approved by the Company’s shareholders in June 2000 and bears annual interest at the rate of 6.5%. Repayment of the loan is due when the Chairman sells or otherwise disposes of the shares that were purchased with the proceeds of the loan. In addition, the Company, at its sole discretion, may call for immediate repayment of the loan and the interest thereon in the event that (i) the Chairman becomes bankrupt or files a motion for bankruptcy, or (ii) the Chairman ceases to remain in the employment of the Company for any reason.

b)	On June 30, 2011, the Company entered into a share purchase agreement with Jerusalem Technology Investments Ltd (the “Investor”), a company with which two of the Company’s directors—Samuel HaCohen and Vladimir Morgenstern— and one of the Company’s major shareholders (Jerusalem High-tech Founders, Ltd.) ) are affiliated. Pursuant to the agreement, the Investor committed to invest in the Company an amount of $250 at a price of $1.00 per Ordinary Share, within 31 days from the date of the agreement, in return for 250,000 of our Ordinary. 50,000 of those Ordinary Shares were issued on June 30, 2011, upon a payment of $50 by the Investor. In February 2012, the Investor invested an additional $75 portion of its total commitment under the agreement. This equity financing constituted an extraordinary transaction with an entity in which two of the Company’s directors possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Companies Law.

c)	On December 31, 2011, the Company completed the sale of 100% of the common stock of ViryaNet Australia, to Hosking Family Trust, owned by the former general manager of ViryaNet Australia, Mark Hosking (“Buyer”), for consideration of $340. The consideration is to be paid as follows; $100 is due on January 2, 2012 and the balance of $240 is to be paid over a period of four years in equal quarterly installments starting March 31, 2012, and bears interest at a fixed annual rate of 3.5%, paid quarterly. The repayment of the balance owed is secured through a personal guarantee provided by the Buyer (see also Note 3). This transaction constituted an extraordinary transaction with the Buyer, who possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Companies Law.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 16:- SUBSEQUENT EVENTS

In February 2012 the Company issued to the holder of the Company’s long-term convertible debt 15,380 shares in payment of interest expense.

In February 2012, the Company received an additional $75 of the total purchase price under its share purchase agreement with Jerusalem Technology Investments Ltd. (see Note 12(c)).

On March 12, 2012 the Company received from Bank Hapoalim a waiver of its bank covenants (see Note 7) for the remaining quarters of 2012 and for the first quarter of 2013. In connection with the waiver the Company paid fees of $8 to the bank.